Short Term-Borrowed Funds - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
Line of credit, outstanding amount	$ 500,000
Interest rate	3.75%
Line of credit facility, maturity date	Jul. 05, 2017
Federal Reserve discount	$ 55,400,000